As filed with the U.S. Securities and Exchange Commission on April 24, 2020

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 474 ☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 474

(Check appropriate box or boxes)

Legg Mason Partners Equity Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, 49th Floor, New York, New York 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Equity Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Benjamin J. Haskin, Esq.

Willkie Farr & Gallagher LLP

1875 K Street, N.W.

Washington, D.C. 20006

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐immediately upon filing pursuant to paragraph (b)

☒on May 24, 2020 pursuant to paragraph (b)

☐60 days after filing pursuant to paragraph (a)(1)

☐on              pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐on              pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Legg Mason Adaptive Growth Fund, Legg Mason Defensive Fund, Legg Mason High Growth Fund, Legg Mason Income Fund and Legg Mason Low Volatility Fund.

Part A – Prospectus, Part B – Statement of Additional Information and Part C of Legg Mason Adaptive Growth Fund, Legg Mason Defensive Fund, Legg Mason High Growth Fund, Legg Mason Income Fund and Legg Mason Low Volatility Fund are incorporated by reference to Post-Effective Amendment No. 433 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on March 8, 2019 (Accession No. 0001193125-19-067680).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS EQUITY TRUST, hereby certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 24th day of April, 2020.

LEGG MASON PARTNERS EQUITY TRUST, on behalf of Legg Mason Adaptive Growth Fund, Legg Mason Defensive Fund, Legg Mason High Growth Fund, Legg Mason Income Fund and Legg Mason Low Volatility Fund.

By:	/s/ Jane Trust
Jane Trust
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated below on April 24, 2020.

	Signature	Title

	/s/ Jane Trust Jane Trust	President, Chief Executive Officer and Trustee

	/s/ Christopher Berarducci Christopher Berarducci	Principal Financial Officer

	Paul R. Ades* Paul R. Ades	Trustee

	Andrew L. Breech* Andrew L. Breech	Trustee

	Dwight B. Crane* Dwight B. Crane	Trustee

	Althea L. Duersten* Althea L. Duersten	Trustee
	Stephen R. Gross* Stephen R. Gross	Trustee

	Susan Heilbron* Susan Heilbron	Trustee

	Frank G. Hubbard* Frank G. Hubbard	Trustee

	Howard J. Johnson* Howard J. Johnson	Trustee

	Jerome H. Miller* Jerome H. Miller	Trustee

	Ken Miller* Ken Miller	Trustee

	Thomas F. Schlafly* Thomas F. Schlafly	Trustee

*By:	/s/ Jane Trust
Jane Trust, as Agent